Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.34%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 365,512,123
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$365,512,123
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
KBR, Inc.	5.8%
Philip Morris International, Inc.	5.5%
Eli Lilly & Co.	5.0%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Citigroup, Inc.	4.9%
AT&T, Inc.	4.7%
BP PLC	4.3%
Pfizer, Inc.	4.3%
Golar LNG Ltd.	4.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HULEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%
[2]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 365,512,123
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$365,512,123
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
KBR, Inc.	5.8%
Philip Morris International, Inc.	5.5%
Eli Lilly & Co.	5.0%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Citigroup, Inc.	4.9%
AT&T, Inc.	4.7%
BP PLC	4.3%
Pfizer, Inc.	4.3%
Golar LNG Ltd.	4.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$75	1.60%
[3]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 72,712,358
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,712,358
Number of Holdings	44
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	10.6%
KBR, Inc.	6.1%
Upbound Group, Inc.	5.0%
First Citizens BancShares, Inc.	4.1%
Enova International, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
Miller Industries, Inc.	3.7%
C&F Financial Corp.	3.5%
CNO Financial Group, Inc.	3.5%
First Horizon Corp.	3.3%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$60	1.28%
[4]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.28%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 72,712,358
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,712,358
Number of Holdings	44
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	10.6%
KBR, Inc.	6.1%
Upbound Group, Inc.	5.0%
First Citizens BancShares, Inc.	4.1%
Enova International, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
Miller Industries, Inc.	3.7%
C&F Financial Corp.	3.5%
CNO Financial Group, Inc.	3.5%
First Horizon Corp.	3.3%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$49	1.00%
[5]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 16,993,968
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,993,968
Number of Holdings	57
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	10.6%
Golar LNG Ltd.	8.0%
Microsoft Corp.	6.0%
KBR, Inc.	5.6%
Citigroup, Inc.	5.2%
BP PLC	3.8%
Shell PLC	3.5%
Upbound Group, Inc.	3.5%
First American Treasury Obligations Fund	3.3%
First American Government Obligations Fund	3.3%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$37	0.75%
[6]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 16,993,968
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,993,968
Number of Holdings	57
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	10.6%
Golar LNG Ltd.	8.0%
Microsoft Corp.	6.0%
KBR, Inc.	5.6%
Citigroup, Inc.	5.2%
BP PLC	3.8%
Shell PLC	3.5%
Upbound Group, Inc.	3.5%
First American Treasury Obligations Fund	3.3%
First American Government Obligations Fund	3.3%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	1.25%
[7]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 11,370,598
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,370,598
Number of Holdings	38
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	10.2%
KBR, Inc.	7.4%
First Citizens BancShares, Inc.	5.5%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Enova International, Inc.	4.8%
F5 Networks, Inc.	4.2%
Citigroup, Inc.	3.8%
TETRA Technologies, Inc.	3.6%
Upbound Group, Inc.	3.5%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	1.00%
[8]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 11,370,598
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,370,598
Number of Holdings	38
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	10.2%
KBR, Inc.	7.4%
First Citizens BancShares, Inc.	5.5%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Enova International, Inc.	4.8%
F5 Networks, Inc.	4.2%
Citigroup, Inc.	3.8%
TETRA Technologies, Inc.	3.6%
Upbound Group, Inc.	3.5%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized